Share-based Compensation (Narrative of Nonvested Shares) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended					1 Months Ended		23 Months Ended	12 Months Ended
	Jan. 31, 2010 Nonvested shares [Member]	Dec. 31, 2014 Nonvested shares [Member] USD ($)	Dec. 31, 2014 Nonvested shares [Member] CNY	Dec. 31, 2013 Nonvested shares [Member] USD ($)	Dec. 31, 2012 Nonvested shares [Member] USD ($)	Dec. 31, 2013 Nonvested shares [Member] Co-founders [Member] USD ($)	Feb. 28, 2011 2006 Share Plan [Member] Sino Honor Limited [Member]	Feb. 28, 2011 2006 Share Plan [Member] Strengthen Goal Limited [Member]	Dec. 31, 2007 2006 Share Plan [Member] Nonvested shares [Member]	Dec. 31, 2014 2006 Share Plan [Member] Nonvested shares [Member] 12 months after start of vesting period [Member]	Dec. 31, 2014 2006 Share Plan [Member] Nonvested shares [Member] 24 months after start of vesting period [Member]	Dec. 31, 2014 2006 Share Plan [Member] Nonvested shares [Member] 36 months after start of vesting period [Member]	Dec. 31, 2014 2006 Share Plan [Member] Nonvested shares [Member] 48 months after start of vesting period [Member]	Jan. 19, 2006 2006 Share Plan [Member] Nonvested shares [Member] Young Vision [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares allocated as equity incentive pool														18,086,101
Nonvested shares granted		2,734,139	2,734,139			1,000,000			9,951,000
Nonvested shares, shares, issued during period	3,517,544
Ordinary shares in equity pool, transferred between shareholders							11,826,000	5,550,654
Percentage of aggregate number of options will be vested										15.00%	20.00%	30.00%	35.00%
Aggregate repurchase price of nonvested shares under repurchase arrangement			1.00
Nonvested shares granted, repurchase arrangement		(a) in all, on or before the second anniversary of the start of vesting period; (b) 50% of otherwise vested nonvested shares, after the second anniversary but before the fourth anniversary of the start of vesting period; or (c) no shares, after the fourth anniversary of the start of vesting period.	(a) in all, on or before the second anniversary of the start of vesting period; (b) 50% of otherwise vested nonvested shares, after the second anniversary but before the fourth anniversary of the start of vesting period; or (c) no shares, after the fourth anniversary of the start of vesting period.
Allocated share-based compensation expense		$ 77,364		$ 99,166	$ 23,608	$ 57,027
Total fair value of the nonvested shares vested during period		39,476		70,980	8,361
Unrecognized share-based compensation expense relating to nonvested share		$ 104,592
Period for recognition of unrecognized share-based compensation expense (in years)		2 years 11 months 9 days	2 years 11 months 9 days